INCOME PER SHARE	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
INCOME PER SHARE
NOTE 12 -     INCOME PER SHARE
The following table sets forth the computation of basic and diluted net income per share attributable to the Company’s common shareholders for the six months indicated:

	Six months ended December 31,
	2019	2020
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to common stockholders - basic	$63,746	$51,913
Add:
Effect of Convertible Bond	92	—

Net income attributable to common stockholders – diluted(i )	$63,838	$51,913

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,504,151	60,498,431
Effect of dilutive securities
Convertible Bond	130,882	—
Restricted shares	13,647	195,202

Weighted average ordinary shares outstanding used in computing diluted income per share	60,648,680	60,693,633

Income per share - basic	$1.05	0.86

Income per share - diluted	$1.05	0.86

(i)
For the six months ended December 31, 2019, interest accretion related to the Convertible Bond of
 $92

is added back to derive net income attributable to common stockholders of the Company for computing diluted income per share. The Convertible Bond was repaid on August 29, 2019, therefore, there is no impact of income per share for the six months period ended December 31, 2020.

Vested and unissued restricted shares of 48,706 and 15,000 shares are included in the computation of basic and diluted income per share for the six months ended December 31, 2019 and 2020, respectively. The effects of share options have been excluded from the computation of diluted income per share for the six months ended December 31, 2019 and 2020 as their effects would be anti-dilutive.